Taxation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	May 01, 2015	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Deferred tax asset, per balance sheet	$ 282,311	$ 204,491	$ 245,927
Deferred tax liability, per balance sheet	120,651	66,246	$ 105,589
Valuation allowance	276,301	207,062
Increase (decrease) in valuation allowance, amount	69,200
Net realized capital losses	98,756	97,189
Excess tax benefits on share-based compensation	9,200	4,000
Accrued interest and penalties	400
Unrecognized tax benefits	80,590	37,190			$ 30,000	$ 0
United States
Income Tax Disclosure [Line Items]
Valuation allowance	106,624	123,695
Capital loss valuation allowance, amount	66,800
Capital loss carryforwards, tax effected	66,800
Capital loss carryforwards available	190,800
Net operating loss carryforwards, amount	108,000
Net operating loss carryforwards, tax effected	37,800
United States | Deferred tax asset restricted under Internal Revenue Code Section 382
Income Tax Disclosure [Line Items]
Net operating loss carryforwards, amount	48,300
United States | Deferred intercompany capital losses
Income Tax Disclosure [Line Items]
Capital loss valuation allowance, amount	26,200
Capital loss carryforwards, tax effected	26,200
Capital loss carryforwards available	74,800
United States | Expiring in 2016
Income Tax Disclosure [Line Items]
Capital loss carryforwards available	33,800
United States | Expiring in future years
Income Tax Disclosure [Line Items]
Capital loss carryforwards available	157,000
Ireland
Income Tax Disclosure [Line Items]
Valuation allowance	93,396	72,363
Capital loss carryforwards, tax effected	30,500
Capital loss carryforwards available	122,100
Net operating loss carryforwards, amount	460,000
Net operating loss carryforwards valuation allowance, amount	88,000
Net operating loss carryforwards, tax effected	57,500
United Kingdom
Income Tax Disclosure [Line Items]
Valuation allowance	46,732	1,632
Capital loss valuation allowance, amount	46,000
Capital loss carryforwards, tax effected	1,400
Net operating loss carryforwards, amount	290,000
Net operating loss carryforwards, tax effected	58,000
Net realized capital losses	7,200
Switzerland
Income Tax Disclosure [Line Items]
Valuation allowance	7,818	$ 1,459
Net operating loss carryforwards, amount	118,900
Net operating loss carryforwards valuation allowance, amount	7,700
Net operating loss carryforwards, tax effected	9,200
Switzerland | Carryforwards expiring In 2018
Income Tax Disclosure [Line Items]
Capital loss carryforwards available	1,800
Switzerland | Carryforwards expiring In 2019
Income Tax Disclosure [Line Items]
Capital loss carryforwards available	47,000
Switzerland | Expiring in future years
Income Tax Disclosure [Line Items]
Capital loss carryforwards available	$ 70,100
Catlin Group Limited
Income Tax Disclosure [Line Items]
Unrecognized tax benefits				$ 30,300
Other liabilities | Catlin Group Limited
Income Tax Disclosure [Line Items]
Unrecognized tax benefits				4,800
Deferred tax liabilities | Catlin Group Limited
Income Tax Disclosure [Line Items]
Unrecognized tax benefits				$ 25,500